CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CAD	Common Shares USD ($)	Retained Deficit USD ($)	Accumulated Other Comprehensive Income USD ($)	Noncontrolling Interest USD ($)	Preferred Shares USD ($)	Comprehensive Income USD ($)
Balance at Dec. 31, 2008	$ 151,626		$ 215,163	$ (60,401)	$ (3,136)
Balance (in shares) at Dec. 31, 2008			60,941,000
Increase (decrease) in shareholders' equity
Subordinated notes conversion	327,691		327,691
Subordinated notes conversion (in shares)			(114,000)
Common shares issued for LTIP	151		151
Common shares issued for LTIP (in shares)			59,000
Common stock repurchases	(1,088)		(1,088)
Common stock repurchases (in shares)			(482,000)
Dividends declared	(28,054)			(28,054)
Comprehensive Income:
Net (loss) income	(38,486)			(38,486)				(38,486)
Unrealized loss on hedging activities, net of tax of $251, ($1,518) and ($1,518) for the year ended 2011, 2010 and 2009, respectively	2,277				2,277			2,277
Net comprehensive loss	(36,209)							(36,209)
Balance at Dec. 31, 2009	414,117		541,917	(126,941)	(859)
Balance (in shares) at Dec. 31, 2009			60,404,000
Increase (decrease) in shareholders' equity
Convertible debenture conversion	7,147	(7,325)	7,147
Convertible debenture conversion (in shares)			579,000
Common shares issuance, net of costs	75,267		75,267
Common shares issuance, net of costs (in shares)			6,029,000
Common shares issued for LTIP	1,325		1,325
Common shares issued for LTIP (in shares)			106,000
LTIP amendment	2,952		2,952
Piedmont equity costs	(2,500)		(2,500)
Noncontrolling interest	3,507					3,507
Dividends declared	(65,801)			(65,801)
Comprehensive Income:
Net (loss) income	(3,752)			(3,752)				(3,752)
Unrealized loss on hedging activities, net of tax of $251, ($1,518) and ($1,518) for the year ended 2011, 2010 and 2009, respectively	1,114				1,114			1,114
Net comprehensive loss	(2,638)							(2,638)
Balance at Dec. 31, 2010	433,376		626,108	(196,494)	255	3,507
Balance (in shares) at Dec. 31, 2010			67,118,000
Comprehensive Income:
Net (loss) income	6,136,000
Unrealized loss on hedging activities, net of tax of $251, ($1,518) and ($1,518) for the year ended 2011, 2010 and 2009, respectively	272
Net comprehensive loss	6,408					(154)
Balance at Mar. 31, 2011
Balance at Dec. 31, 2010	433,376		626,108	(196,494)	255	3,507
Balance (in shares) at Dec. 31, 2010			67,118,000
Increase (decrease) in shareholders' equity
Convertible debenture conversion	26,357	(26,639)	26,357
Convertible debenture conversion (in shares)	2,089,885,000		2,090,000
Common shares issuance, net of costs	155,424		155,424
Common shares issuance, net of costs (in shares)			12,650,000
Common shares issued for LTIP	1,951		1,951
Common shares issued for LTIP (in shares)			168,000
Shares issued in connection with CPILP acquisition	407,425		407,425
Shares issued in connection with CPILP acquisition (in shares)			31,500,000
Preferred shares of a subsidiary company assumed in connection with CPILP acquisition	221,304						221,304
Noncontrolling interest	(480)					(480)
Dividends declared on common shares	(85,720)			(85,720)
Dividends declared on preferred shares of a subsidiary company	(3,247)						(3,247)
Comprehensive Income:
Net (loss) income	(38,408)			(38,408)			3,247	(38,308)
Unrealized loss on hedging activities, net of tax of $251, ($1,518) and ($1,518) for the year ended 2011, 2010 and 2009, respectively	(1,638)				(1,638)			(1,638)
Foreign currency translation adjustments	(3,321)				(3,321)			(3,321)
Defined benefit plan, net of $264 tax for the year ended 2011	(489)				(489)			(489)
Net comprehensive loss	(40,609)							(40,609)
Balance at Dec. 31, 2011	1,115,781		1,217,265	(320,622)	(5,193)	3,027	221,304
Balance (in shares) at Dec. 31, 2011			113,526,000
Comprehensive Income:
Unrealized loss on hedging activities, net of tax of $251, ($1,518) and ($1,518) for the year ended 2011, 2010 and 2009, respectively	245
Foreign currency translation adjustments	17,164
Net comprehensive loss	(24,883)					3,078
Balance at Mar. 31, 2012	$ 1,058,537